Effects of the Change in Presentation Currency	12 Months Ended
Dec. 31, 2020
Effects Of The Change In Presentation Currency [Abstract]
EFFECTS OF THE CHANGE IN PRESENTATION CURRENCY
31.	EFFECTS OF THE CHANGE IN PRESENTATION CURRENCY

The effects of the change in presentation currency are as follow:

Restatement of previously reported financial information due to change in presentation currency

For comparative purposes, the consolidated balance sheets as at December 31, 2019 and January 1, 2019 include adjustments to reflect the change in the presentation currency to the USD, which is a change in accounting policy. The balance sheet as at January 1, 2019 has been derived from the balance sheet at December 31, 2018 (not presented herein). The exchange rates used to translate the amounts previously reported into Canadian dollars at December 31, 2019 were 1.302 CAD/USD, and at January 1, 2019 were 1.362 CAD/USD.

For comparative purposes, the consolidated statement of loss and comprehensive loss for the years ended December 31, 2019 and 2018 includes adjustments to reflect the change in the presentation currency to the USD, which is a change in accounting policy. The exchange rates used to translate the amounts previously reported into USD for the years ended December 31, 2019 and 2018 were 1.3269 CAD to $1USD and $1.295 CAD to $1USD   respectively, which were the average exchange rates for the period.

For the year ended December 31, 2019, an inventory impairment of $212,000 was reclassified from cost of sales to operating expenses to be consistent with the current year presentation, without changing the net loss.

(i) Effect on the consolidated balance sheet as at December 31, 2019 and January 1, 2019

	Dec 31, 2019 $USD	Dec 31, 2019 CAD $	Dec 31, 2018 $USD	Dec 31, 2018 $CAD
ASSETS
Current
Cash	2,661,575	3,465,371	1,776,949	2,420,205
Trade and Other Receivables	1,492,955	1,943,828	679,409	925,355
Prepaid expenses	252,868	329,234	303,314	413,114
Inventory	3,379,895	4,400,623	3,657,465	4,981,467
Advance to suppliers	650,690	847,198	351,334	478,517
	8,437,983	10,986,254	6,768,471	9,218,658
Right of Use	204,939	266,830	-	-
Loan to Director	200,000	260,400	-	-
Equipment	39,747	51,750	39,935	54,392
Intangible assets	6,469,504	8,423,294	5,498,548	7,489,023
Goodwill	785,153	1,022,269	750,565	1,022,269
Total assets	16,137,326	21,010,797	13,057,519	17,784,342

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current	-
Bank Loan	32,435	42,230	-	-
Accounts payable and accrued liabilities	1,970,663	2,565,802	2,930,310	3,991,081
Due to Related Party	76,866	100,079	145,640	198,362
Lease Obligations	116,311	151,437	-	-
Convertible debenture	1,047,661	1,364,055	-	-
Current portion of long term debt	44,547	58,000	24,963	34,000
Future Purchase Consideration	-	-	315,712	430,000
	3,288,483	4,281,603	3,416,625	4,653,443
Lease Obligation	78,020	101,582	-	-
Other payables	132,906	173,044	-	-
Long Term Convertible Debenture	4,049,349	5,272,252	2,866,983	3,904,831
Long Term Debt	105,991	138,000	143,906	196,000
	4,366,266	5,684,878	3,010,889	4,100,831
Total Liabilities	7,654,749	9,966,481	6,427,514	8,754,274
Shareholders’ equity
Share capital	28,592,662	37,346,168	21,246,401	27,638,100
Reserves	5,095,530	6,602,751	2,923,511	3,750,999
Accumulated other comprehensive loss	97,138	(125,084)	105,638	260,137
Deficit	(25,302,753)	(32,779,519)	(17,645,545)	(22,619,168)
	8,482,577	11,044,316	6,630,005	9,030,068
Total liabilities and shareholders’ equity	16,137,326	21,010,797	13,057,519	17,784,342

(ii) Effect on the consolidated statement of loss and comprehensive loss for the years ended December 31, 2019 and 2018

	Year ended Dec 31, 2019 $USD	Year ended Dec 31, 2019 $CAD	Year ended Dec 31, 2018 $USD	Year ended Dec 31, 2018 $CAD
Revenue	9,812,188	13,019,792	10,981,114	14,220,542
Cost of Sales	(7,122,823)	(9,451,274)	(9,390,768)	(12,161,044)
Gross profit	2,689,365	3,568,518	1,590,346	2,059,498

EXPENSES
Amortization and Depreciation	1,168,594	1,550,607	544,208	704,749
Product development	757,404	1,005,000	-	-
Selling and marketing	3,559,602	4,723,236	4,207,746	5,449,031
General and administrative	2,322,681	3,081,966	2,261,990	2,929,277
Bad Debt expense	-	-	-	-
Inventory impariment	212,000	281,303	-	-
Impairment of intangible assets	111,521	147,977	1,508,880	1,954,000
Share-based payments	1,123,154	1,490,313	850,747	1,102,313
Total Operating Expenses	9,254,956	12,280,402	9,373,571	12,139,370
Net operating income (loss)	(6,565,591)	(8,711,884)	(7,783,225)	(10,079,872)

OTHER EXPENSES
Finance expense (income)	962,263	1,276,827	753,257	975,468
Foreign exchange	106,745	141,640	(40,261)	(46,507)
Accretion and change in value of future purchase consideration	22,609	30,000	400,886	519,148
Total other expenses	1,091,617	1,448,467	1,113,882	1,448,109
Net Income (loss) for the period	(7,657,208)	(10,160,351)	(8,897,107)	(11,527,981)

Other comprehensive income (loss)
Translation Adjustment	(8,500)	(385,221)	32,671	869,082
Comprehensive loss for the period	7,665,708	10,545,572	8,864,436	10,658,899

Weighted Average Shares	807,956	807,956	657,764	657,764

Basic and diluted loss per share	$(9.48)	$(12.58)	$(13.53)	$(17.53)